UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4215

DREYFUS PREMIER GNMA FUND, INC. -Dreyfus GNMA Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	1/31/2013

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus GNMA Fund, Inc.
January 31, 2013 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--111.8%	Rate (%)	Date	Amount ($)	Value ($)
Asset-Backed Ctfs./Auto Receivables--6.3%
Ally Auto Receivables Trust,
Ser. 2012-3, Cl. A2	0.70	1/15/15	5,908,483	5,918,179
Ally Master Owner Trust,
Ser. 2011-1, Cl. A2	2.15	1/15/16	6,000,000	6,090,975
BMW Vehicle Lease Trust,
Ser. 2012-1, Cl. A2	0.59	6/20/14	2,632,842	2,634,979
Carmax Auto Owner Trust,
Ser. 2011-2, Cl. A2	0.68	9/15/14	1,512,972	1,513,838
Ford Credit Auto Lease Trust,
Ser. 2012-A, Cl. A2	0.63	4/15/14	2,029,517	2,031,404
Ford Credit Auto Lease Trust,
Ser. 2011-B, Cl. A2	0.82	1/15/14	3,292,098	3,295,596
Ford Credit Auto Lease Trust,
Ser. 2011-A, Cl. A3	1.03	7/15/14	4,320,000	4,326,739
Ford Credit Auto Owner Trust,
Ser. 2011-A, Cl. A3	0.97	1/15/15	81,397	81,570
Ford Credit Floorplan Master Owner
Trust, Ser. 2011-2, Cl. A1	1.32	9/15/15	5,778,000	5,809,008
Honda Auto Receivables Owner
Trust, Ser. 2011-3, Cl. A2	0.67	4/21/14	3,482,551	3,485,562
Mercedes-Benz Auto Lease Trust,
Ser. 2012-A, Cl. A2	0.66	4/15/14	4,248,890	4,252,555
Nissan Auto Lease Trust,
Ser. 2011-A, Cl. A2A	0.70	1/15/14	498,648	498,745
World Omni Automobile Lease
Securitization Trust,
Ser. 2011-A, Cl. A2	0.81	10/15/13	593,095	593,352
				40,532,502
Asset-Backed Ctfs./Credit Cards--3.6%
Capital One Multi-Asset Execution
Trust, Ser. 2008-A3, Cl. A3	5.05	2/15/16	5,000,000	5,049,560
Chase Issuance Trust,
Sr. 2008-A4, Cl. A4	4.65	3/15/15	7,000,000	7,037,271
Chase Issuance Trust,
Ser. 2008-A11, Cl. A11	5.40	7/15/15	6,620,000	6,772,204
World Financial Network Credit
Card Master Trust,
Ser. 2009-D, Cl. A	4.66	5/15/17	4,100,000	4,177,580

				23,036,615
Asset-Backed Ctfs./Equipment--.4%
GE Equipment Transportation,
Ser. 2011-1, Cl. A3 1.00	10/20/14	2,572,600		2,577,669
Asset-Backed Ctfs./Home Equity Loans--.0%
Equivantage Home Equity Loan
Trust, Ser. 1997-1, Cl. A4 7.78	3/25/28	88,817	a	87,643
GE Capital Mortgage Services,
Ser. 1999-HE1, Cl. A7 6.27	4/25/29	123,054		120,767
				208,410
Commercial Mortgage Pass-Through Ctfs.--.3%
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. F 2.63	3/6/20	2,275,000	a,b	2,288,773
Residential Mortgage Pass-Through Ctfs.--.1%
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2 3.08	12/25/34	702,504	a	692,895
U.S. Government Agencies--2.1%
Federal National Mortgage
Association, Notes 1.50	10/23/19	6,740,000	c	6,697,026
Federal National Mortgage
Association, Notes 1.63	8/28/19	6,700,000	c	6,702,352
				13,399,378
U.S. Government Agencies/Mortgage-Backed--96.5%
Federal Home Loan Mortgage Corp:
4.00%, 12/1/40		6,332,870	c	6,720,587
5.00%, 3/1/20		202,235	c	217,371
Federal National Mortgage Association:
4.00		10,760,000	c,d	11,439,225
3.50%, 9/1/42 - 10/1/42		10,515,449	c	11,126,408
4.00%, 12/1/41 - 10/1/42		24,749,002	c	26,797,815
5.50%, 9/1/39		2,247,234	c	2,483,133
6.00%, 4/1/35		1,686,594	c	1,857,579
Gtd. Pass-Through Ctfs.,
REMIC, Ser. 2003-49,
Cl. JE, 3.00%, 4/25/33		322,547	c	336,728
Government National Mortgage Association I:
3.00%		50,050,000	d	52,239,688
3.50%, 1/15/42 - 9/15/42		33,691,918		36,355,052
4.00%, 9/15/24 - 4/15/42		9,473,999		10,324,215
4.50%, 10/15/24 - 10/15/41		69,599,603		76,665,335
5.00%, 10/15/23 - 3/15/41		36,261,916		39,833,841
5.50%, 6/15/20 - 9/15/39		43,383,063		48,619,806
6.00%, 10/15/19 - 9/15/39		17,283,465		19,546,488
6.50%, 5/15/28 - 6/15/32		301,830		353,269

7.00%, 11/15/22 - 12/15/22	8,354		9,642
7.50%, 2/15/17 - 5/15/26	2,621,121		2,866,821
8.00%, 8/15/21 - 12/15/22	1,191,135		1,392,013
8.50%, 12/15/16 - 12/15/22	828,762		870,013
9.00%, 9/15/19 - 12/15/22	854,506		941,950
9.50%, 3/15/18 - 1/15/25	221,489		229,388
Ser. 2012-131, Cl. A, 1.90%,
2/16/53	6,480,310		6,592,854
Ser. 2012-120, Cl. A, 1.90%,
2/16/53	6,471,747		6,632,379
Government National Mortgage Association II:
3.00%	13,385,000	d	13,966,411
3.50%	56,785,000	d	60,919,664
4.00%	29,385,000	d	31,731,207
4.50%	10,640,000	d	11,582,637
3.50%, 9/20/42 - 1/20/43	26,412,810		28,375,203
4.00%, 11/20/40 - 1/20/43	37,274,297		40,290,728
4.50%, 12/20/39 - 3/20/42	31,681,513		34,785,609
5.00%, 9/20/33 - 4/20/35	6,377,330		7,022,637
5.50%, 1/20/34 - 9/20/35	10,478,643		11,605,915
6.00%, 12/20/28 - 2/20/36	7,931,742		9,033,470
6.50%, 5/20/31 - 7/20/31	855,089		990,521
7.00%, 4/20/24 - 4/20/32	4,555,966		5,491,521
7.50%, 9/20/30	64,961		79,146
9.00%, 7/20/25	51,180		63,151
9.50%, 9/20/17 - 2/20/25	50,222		54,143
			620,443,563
U.S. Treasury Notes--2.5%
0.25%, 8/31/14	16,035,000	e	16,042,520
Total Bonds and Notes
(cost $702,701,415)			719,222,325
	Face Amount
	Covered by
Options Purchased--.0%	Contracts ($)		Value ($)
Call Options;
10-Year USD LIBOR BBA,
February 2013 @ $1.75
(cost $211,768)	16,480,000	[f]	3,836
	Principal
Short-Term Investments--15.9%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.04%, 2/14/13	91,500,000		91,499,543
0.07%, 2/7/13	10,675,000	g	10,674,957

Total Short-Term Investments
(cost $102,173,693)			102,174,500

Other Investment--.8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,971,237)	4,971,237	h	4,971,237
Total Investments (cost $810,058,113)	128.5%		826,371,898
Liabilities, Less Cash and Receivables	(28.5%)		(183,404,122)
Net Assets	100.0%		642,967,776

BBA--British Bankers Association
LIBOR--London Interbank Offered Rate
REMIC- Real Estate Mortgage Investment Conduit
USD--U.S. Dollar

a	Variable rate security--interest rate subject to periodic change.
b	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, this security was valued at $2,288,773 or .4% of net assets.
c	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d	Purchased on a forward commitment basis.
e	Security, or portion thereof, on loan. At January 31, 2013, the value of the fund's securities on loan was
$10,561,763 and the value of the collateral held by the fund was $10,787,297, consisting of U.S. Government & Agency securities valued at $10,787,297.
f	Non-income producing security.
g	Held by or on behalf of a counterparty for open financial futures positions.
h	Investment in affiliated money market mutual fund.

At January 31, 2013, net unrealized appreciation on investments was $16,313,785 of which $19,963,303 related to appreciated investment securities and $3,649,518 related to depreciated investment securities. At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	101.1
Short-Term/Money Market Investments	16.7
Asset/Mortgage-Backed	10.7
Options Purchased	.0
128.5

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2013 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2013	($)
Financial Futures Long
U.S. Treasury 5 Year Notes	75	9,280,078	March 2013	(75,227)

Financial Futures Short
U.S. Treasury 10 Year Notes	258	(33,870,563)	March 2013	556,875
U.S. Treasury Long Bonds	76	(10,903,625)	March 2013	497,563

Gross Unrealized Appreciation				1,054,438
Gross Unrealized Depreciation				(75,227)

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	66,355,196	-	66,355,196
Commercial Mortgage-Backed	-	2,288,773	-	2,288,773
Mutual Funds	4,971,237	-	-	4,971,237
Residential Mortgage-Backed	-	692,895	-	692,895
U.S. Government Agencies/Mortgage-Backed	-	633,842,941	-	633,842,941
U.S. Treasury	-	118,217,020	-	118,217,020
Other Financial Instruments:
Financial Futures++	1,054,438	-	-	1,054,438
Options Purchased	-	3,836	-	3,836
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(75,227)	-	-	(75,227)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2013 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER GNMA FUND, INC.

-          Dreyfus GNMA Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	March 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)